OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)	The tax effects allocated to each component of other comprehensive income (loss) were as follows:

Years Ended December 31,	2020	2019	2018
Foreign currency translation adjustment	$6,272	$12,298	$(20,493)
Unrealized gain (loss) on cash flow hedging instruments	1,205	(2,001)	2,627
Income tax (expense) benefit	(325)	540	(709)

Unrealized gain (loss) on cash flow hedging instruments, net of tax	880	(1,461)	1,918

Reclassification of gain on cash flow hedging instruments into earnings	(574)	(482)	(215)
Income tax expense	156	130	58

Reclassification of gain on cash flow hedging instruments into earnings, net of tax	(418)	(352)	(157)

Other comprehensive income (loss)	$6,734	$10,485	$(18,732)

Schedule of Accumulated Other Comprehensive Loss
The changes in each component of accumulated other comprehensive loss, net of tax, were as follows:

Years Ended December 31,	2020	2019	2018
Foreign currency translation adjustment:
Beginning balance	$(38,599)	$(46,604)	$(33,499)
Current period other comprehensive income (loss)	3,905	8,005	(13,105)

Ending balance	(34,694)	(38,599)	(46,604)

Cash flow hedging instruments:
Beginning balance	(451)	636	(421)
Current period other comprehensive income (loss)	528	(876)	1,151
Reclassification adjustment	(250)	(211)	(94)

Ending balance	(173)	(451)	636

Equity securities:
Beginning balance	—	—	(301)
Cumulative-effect adjustment to retained earnings	—	—	301

Ending balance	—	—	—

Accumulated other comprehensive loss, net of tax	$(34,867)	$(39,050)	$(45,968)